Share-Based Compensation (Details) - Schedule of Restricted Stock Units Activity - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Restricted Stock Units Activity [Line Items]
Restricted Stock Units, Beginning Balance		72,957
Weighted- Average Grant Date Fair Value Per Share, Beginning Balance		$ 4.44
Restricted Stock Units, Granted	2,367,000	580,227
Weighted- Average Grant Date Fair Value Per Share, Granted	$ 1.9	$ 1.58
Restricted Stock Units, Forfeited/cancelled	(76,758)	(127,605)
Weighted- Average Grant Date Fair Value Per Share, Forfeited/cancelled	$ 1.45	$ 3.25
Restricted Stock Units, Vested	(860,492)	(525,579)
Weighted- Average Grant Date Fair Value Per Share, Vested	$ 1.95	$ 1.57
Restricted Stock Units, Ending Balance
Weighted- Average Grant Date Fair Value Per Share, Ending Balance